Summary of significant accounting policies (Details) ¥ in Millions															1 Months Ended		12 Months Ended
	Oct. 15, 2021 USD ($)	Jan. 25, 2021 USD ($)	Nov. 22, 2020	Sep. 17, 2020 USD ($)	Jun. 29, 2020 USD ($)	Apr. 26, 2019 USD ($)	Apr. 16, 2019	Apr. 15, 2019 USD ($)	Mar. 19, 2018 USD ($)	Dec. 01, 2017 USD ($)	Dec. 01, 2017 USD ($)	Nov. 30, 2017	Nov. 22, 2017 USD ($)	Feb. 28, 2017 USD ($)	Nov. 30, 2017	Feb. 28, 2017 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2022 CNY (¥)	Jun. 29, 2020 CNY (¥)	May 20, 2019 USD ($)	Jan. 01, 2019 USD ($)	Aug. 14, 2018 USD ($)	Mar. 21, 2017 USD ($)	Dec. 28, 2015 USD ($)	Jul. 12, 2013 USD ($)
Summary of significant accounting policies
Short-term bank loans and other debt, and current portion of long-term bank loans and other debt																	$ 1,566,300,000
Defaulted senior notes | ¥																		¥ 545.5
Principal amount on which exchange offer consummated																	207,700,000
Aggregate principal amount of long term loan which extended maturity date																	68,500,000
Amount negotiated to secure new sources of financing																	179,900,000
Available undrawn debt facilities																	6,003,000,000.0
Cash and cash equivalents:
Cash and cash equivalents																	426,399,881		$ 926,809,581	$ 662,606,063
Restricted cash																	220,596,486		83,613,204
Restricted Cash and Cash Equivalents, Noncurrent																	46,583,120		232,134,183
Asset Impairment Charges																			0	$ 0	$ 0
Amounts included in the customer deposits balance at the beginning of the year																	319,889,213
Allowance for Doubtful Accounts Receivable																	4,811,460		4,099,011
Allowance for credit loss																	14,709,839		12,609,405
Allowance for doubtful other receivable																	1,908,929		1,908,929
Allowance for suppliers																	$ 0		$ 0
Retirement benefits
Employer match of eligible compensation of employees, percent of average salary																	39.00%	39.00%	40.00%	40.00%
Retirement benefits expense																	$ 20,710,982		$ 11,781,673	$ 20,420,474
Required repatriation																	10.00%	10.00%
Minimum percentage of Statutory Surplus Reserve																	50.00%	50.00%
Advertising and promotion expenses																	$ 40,262,333		41,972,661	$ 62,341,805
Contract cost withholding term																	12 months	12 months
Recognized ROU assets																	$ 3,147,381		8,516,756
Total lease liabilities (including current and non-current) for operating lease																	3,347,791
Operating Lease, Liability, Current																	2,061,541		5,298,153
Finance lease, liability current																	$ 5,557,782		$ 1,685,850
Warranty term																	3 months	3 months
Share Repurchase Program
Treasury shares, shares | shares																	54,977,586		54,977,586
Treasury stock, value																	$ 116,061,577		$ 116,061,577
Selling and Marketing Expense [Member]
Cash and cash equivalents:
Capitalized Contract Cost, Amortization																	$ 46,500,000		8,000,000.0
Minimum [Member]
Notes payable and other payables
Estimated useful lives of the real estate properties held for lease																	20	20
Retirement benefits
Required percentage of Statutory Reserve prior to distributions																	25.00%	25.00%
LAT Progressive Rate																	30.00%	30.00%
Contract cost withholding term																	2 years	2 years
Warranty term																	2 months	2 months
Maximum [Member]
Notes payable and other payables
Estimated useful lives of the real estate properties held for lease																	60 years	60 years
Retirement benefits
LAT Progressive Rate																	60.00%	60.00%
Contract cost withholding term																	5 years	5 years
Warranty term																	3 years	3 years
Percentage of contract cost withheld																	5.00%	5.00%
Share Repurchase Program
Stock repurchase program authorized amount																								$ 50,000,000		$ 50,000,000	$ 40,000,000	$ 40,000,000	$ 60,000,000
ASU 2016-02
Retirement benefits
Recognized ROU assets																	$ 3,150,000		8,520,000						$ 15,000,000.0
Total lease liabilities (including current and non-current) for operating lease																	8,910,000		10,140,000						$ 14,400,000
Operating Lease, Liability, Current																	2,060,000.00		5,300,000
Finance lease, liability current																	$ 5,560,000		1,690,000
February 2021 Senior notes due on February 28, 2021 at 7.75% [Member]
Notes payable and other payables
Debt term														4 years
Senior Secured Notes
Debt issuance date														Feb. 28, 2017		Feb. 28, 2017
Debt instrument, aggregate principal amount														$ 300,000,000		$ 300,000,000
Maturity date														Feb. 28, 2021		Feb. 28, 2021	Feb. 28, 2021	Feb. 28, 2021
Bears interest														7.75%		7.75%	7.75%
November 2020 Senior Secured notes due on November 22, 2020 at 8.875% [Member]
Notes payable and other payables
Debt term			3 years							3 years
Senior Secured Notes
Debt issuance date											Dec. 01, 2017	Nov. 22, 2017	Nov. 22, 2017
Debt instrument, aggregate principal amount										$ 100,000,000	$ 100,000,000		$ 200,000,000
Maturity date										Nov. 22, 2020					Nov. 22, 2020
Bears interest												8.875%	8.875%		8.875%
March 2020 Senior Secured Notes due on March 19, 2020 at 9.875% [Member]
Notes payable and other payables
Debt term									2 years
Senior Secured Notes
Debt issuance date									Mar. 19, 2018
Debt instrument, aggregate principal amount									$ 200,000,000
Maturity date									Mar. 19, 2020
Bears interest									9.875%
October 2021 Senior Secured Notes due on October 15, 2021 at 14.20% [Member]
Notes payable and other payables
Debt term						2 years 6 months		2 years 6 months
Senior Secured Notes
Debt issuance date	Oct. 15, 2021					Apr. 26, 2019		Apr. 15, 2019
Debt instrument, aggregate principal amount	$ 207,680,000	$ 25,000,000.0		$ 38,000,000.0		$ 100,000,000		$ 200,000,000
Maturity date						Oct. 15, 2021	Oct. 15, 2021	Oct. 15, 2021
Bears interest						14.20%		14.20%
June 2022 Senior Secured Notes Due On June 29 2022 At 12% [Member]
Notes payable and other payables
Debt term					2 years
Senior Secured Notes
Debt issuance date					Jun. 29, 2020
Debt instrument, aggregate principal amount					$ 75,000,000																		¥ 514.5
Maturity date					Jun. 29, 2022
Bears interest					12.00%																		12.00%
September 2023 Senior notes due on September 17, 2023 at 14.50% [Member]
Senior Secured Notes
Debt issuance date				Sep. 17, 2020
Debt instrument, aggregate principal amount				$ 300,000,000
Maturity date				Sep. 17, 2023													Sep. 17, 2023	Sep. 17, 2023
Bears interest				14.50%													14.50%
October 2023 Notes Due on October 15, 2023 at 14.20% [Member]
Senior Secured Notes
Debt issuance date	Oct. 15, 2021
Debt instrument, aggregate principal amount	$ 205,401,000
Maturity date	Oct. 15, 2023
Bears interest	14.20%																14.20%
Repayment of secured debt	$ 19,101,080
January 2024 Notes Due on January 15, 2024 at 14.0% [Member]
Senior Secured Notes
Debt issuance date		Jan. 25, 2021
Debt instrument, aggregate principal amount		$ 270
Maturity date		Jan. 15, 2024
Bears interest		14.00%
Short-term bank acceptance notes [Member]
Notes payable and other payables
Notes payable																	$ 132,450,166		171,795,040
Short-term bank acceptance notes [Member] | Maximum [Member]
Notes payable and other payables
Debt term																	6 months	6 months
Withdrawal Restrictions [Member]
Cash and cash equivalents:
Restricted cash																	$ 26,370,690		19,892,994
Restricted Cash and Cash Equivalents, Noncurrent																	41,877,755		229,666,355
Restricted Cash Related to Short Term Loans [Member]
Cash and cash equivalents:
Restricted cash																	$ 4,626,943		$ 0
Forecast [Member]
Summary of significant accounting policies
Additional funds by adjusting original sale plan | ¥																						¥ 3,600.0